Capital adequacy - Internally assessed economic capital, Liquidity coverage and Net stable funding (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
Capital requirements	kr 19,710	kr 19,450
Total liquid assets	56,600	49,000
Net liquidity outflows	11,000	10,100
Liquidity outflows	21,900	22,100
Liquidity inflows	kr 11,400	kr 13,300
Liquidity Coverage Ratio	637.00%	604.00%
Available stable funding	kr 240,600	kr 242,600
Requiring stable funding	kr 166,900	kr 179,700
Net Stable Funding Ratio	144.00%	135.00%
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 9,135	kr 10,478
Internal credit grades | Credit risk
Disclosure of credit risk exposure
Capital requirements	5,875	6,121
Internal credit grades | Operational risk
Disclosure of credit risk exposure
Capital requirements	203	203
Internal credit grades | Market risk
Disclosure of credit risk exposure
Capital requirements	1,233	1,140
Internal credit grades | Other
Disclosure of credit risk exposure
Capital requirements	214	183
Internal credit grades | Capital planning buffer
Disclosure of credit risk exposure
Capital requirements	kr 1,610	kr 2,831